Share-Based Instruments - Part 1 (Details) kr in Millions	6 Months Ended
	Jun. 30, 2020 DKK (kr) kr / shares	Jun. 30, 2019 DKK (kr) kr / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period	307,907	218,902
Granted	22,672	15,431
Vested	(39,438)	(22,189)
Forfeited/Cancelled	(6,494)	(5,053)
Outstanding at end of period	284,647	207,091
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	22,672	15,431
Vested	(39,438)	(22,189)
Weighted average fair value of RSU granted | kr / shares	kr 1,491.16	kr 1,154.35